Trade and Other Receivables	12 Months Ended
Dec. 31, 2024
Trade and other receivables [abstract]
Trade and other receivables	Trade and other receivables

	United States Dollar
Figures in millions unless otherwise stated	2024	2023

Trade receivables – gold sales	123.3	42.8
Trade receivables – copper concentrate	16.5	18.2
Trade receivables – other	12.9	7.7
Payroll receivables	5.8	6.3
Prepayments	50.8	59.3
Value Added Tax and import duties	106.9	92.4
Diesel rebate	1.8	1.9
Other	19.8	22.8
Trade and other receivables	337.8	251.4